Discontinued operations	6 Months Ended
Jun. 30, 2022
Discontinued operations.
Discontinued operations

8.Discontinued operations

As at June 30, 2022 the Company contemplated to discuss at the Board of Directors meeting in July 2022 a sale of all its Russian subsidiaries, i.e. Nexters Studio LLC, Nexters Online LLC, Gamepositive LLC and Lightmap LLC to the local management as a part of the strategy to eliminate to a maximum extent possible within the Company control the risks related to Russian Federation. For that reason, these entities are accounted for as discontinued operations in these interim condensed consolidated financial statements in accordance with IFRS 5 Non-current assets held for sale and discontinued operations.

The comparative interim condensed consolidated statement of profit or loss and other comprehensive income has been adjusted to present the discontinued operation separately from continuing operations.

Subsequent to the disposal, the Group hasn’t continued to work with the discontinued operation. Although intra-group transactions have been fully eliminated in the consolidated financial results, management has elected to attribute the elimination of transactions between the continuing operations and the discontinued operation before the disposal in a way that reflects the continuance of these transactions subsequent to the disposal, because management believes that this is useful to the users of the financial statements. To achieve this presentation, management has eliminated from the results of the discontinued operation the inter-company revenue (and costs thereof, less unrealised profits) made before its disposal. Because purchases from the discontinued operation will not continue subsequent to the disposal, inter-company purchases made by the continuing operations before the disposal are removed from continuing operations.

A.	Results of discontinued operations

	Six months ended	Six months ended	Three months ended	Three months ended
Results of discontinued operation	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Revenue	21,639	8,131	13,957	5,458
Elimination of intra-group revenue	(19,746)	(8,131)	(12,064)	(5,458)
External revenue	1,893	—	1,893	—

Expenses	(22,199)	(7,476)	(13,129)	(4,821)
Elimination of intra-group expenses	—	—	(217)	—
External expenses	(22,199)	(7,476)	(13,346)	(4,821)

Results from operating activities	(20,306)	(7,476)	(11,453)	(4,821)
Income tax	(65)	(30)	(85)	(45)
Loss from discontinued operations, net of tax	(20,371)	(7,506)	(11,538)	(4,866)
Attributed to Parent	(20,046)	(7,506)	(11,231)	(4,866)
Attributed to NCI	(325)	—	(307)	—

Of the loss from the discontinued operation of 20,371 (7,506 for the six months ended June 30, 2021) an amount 20,046 (7,506 for the six months ended June 30, 2021) is attributable to the owners of the Company.

Expenses of the companies included in the discontinued operations include termination benefits of 1,517 related to the reduction of personnel in response to the changing operating environment.

B.	Cash flows from (used in) discontinued operations

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Net cash flows generated/(used) from operating activities	9,015	1,241	5,156	(61)
Net cash flows used in investing activities	(735)	(396)	(513)	(270)
Net cash flows used in financing activities	(849)	(644)	(338)	(371)

C.	Assets and liabilities included in disposal groups and effect of disposal on the financial position of the Group

June 30, 2022
Property and equipment	(1,078)
Intangible assets	(197)
Right-of-use assets	(660)
Deferred tax asset	(42)

Trade and other receivables	(3,978)
Cash and cash equivalents	(7,699)
Prepaid tax	(122)
Total assets included in disposal group classified as held for sale	(13,776)

Loans payable	163
Lease liabilities	665

Trade and other payables	10,452
Tax liability	62
Total liabilities included in disposal group classified as held for sale	11,342

Net assets and liabilities	(2,434)

Elimination of intra-group loans and payables	(7,753)

Net assets and liabilities	(10,187)

Consideration received in cash	9
Cash and cash equivalents disposed of	(7,699)
Net cash outflow	(7,690)